Investments in Joint Operations (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Information of Assets, Liabilities and Expenses
The assets and liabilities as of December 31, 2019, 2018 and 2017, and main
expenses for these fiscal years of the JO and other agreements in which the Group participates are as follows:

	2019	2018	2017
Noncurrent assets (1)	221,219	130,272	66,887
Current assets	8,723	4,024	2,417

Total assets	229,942	134,296	69,304

Noncurrent liabilities	17,754	11,484	5,876
Current liabilities	27,641	9,695	5,524

Total liabilities	45,395	21,179	11,400

	2019	2018	2017
Production cost	70,552	39,713	24,471
Exploration expenses	123	242	767

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO .

Information about Joint venture production exploration
As of December 31, 2019, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation		Operator
Acambuco	Salta	22.50%		Pan American Energy LLC
Aguada Pichana - Area Vaca Muerta	Neuquén	22.50%		Total Austral S.A.
Aguada Pichana - Residual	Neuquén	27.27%		Total Austral S.A.
Aguaragüe	Salta	53.00%		Tecpetrol S.A.
CAM-2/A SUR	Tierra del Fuego	50.00%		Enap Sipetrol Argentina S.A.
Campamento Central / Cañadón Perdido	Chubut	50.00%		YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%		Pluspetrol Energy S.A.
El Tordillo	Chubut	12.20%		Tecpetrol S.A.
La Tapera and Puesto Quiroga	Chubut	12.20%		Tecpetrol S.A.
Lindero Atravesado	Neuquén	37.50%		Pan American Energy LLC
Llancanelo	Mendoza	61.00	% (1)	YPF
Magallanes	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional	50.00%		Enap Sipetrol Argentina S.A.
Loma Campana	Neuquén and Mendoza	50.00%		YPF
Ramos	Salta	42.00%		Pluspetrol Energy S.A.
Rincón del Mangrullo	Neuquén	50.00%		YPF
San Roque	Neuquén	34.11%		Total Austral S.A.
Yacimiento La Ventana – Río Tunuyán	Mendoza	70.00%		YPF
Zampal Oeste	Mendoza	70.00%		YPF
Narambuena	Neuquén	50.00%		YPF
La Amarga Chica	Neuquén	50.00%		YPF
El Orejano	Neuquén	50.00%		YPF
Bajo del Toro	Neuquén	50.00%		YPF
Bandurria Sur	Neuquén	51.00%		YPF
Aguada de Castro and Aguada Pichana Oeste	Neuquén	30.00%		Pan American Energy LLC

(1)	See Note 33.b.